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LORD ABBETT    SERIES FUND, INC.

               Growth and Income Portfolio
               Mid-Cap Value Portfolio
               International Portfolio




                SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED JUNE 30, 2000







                                     [LOGO]

                                  [Blank Page]

                    REPORT TO SHAREHOLDERS
                    For the Six Months Ended June 30, 2000


[PHOTO OF
ROBERT S. DOW]



/s/ Robert S. Dow
Robert S. Dow
Chairman

JULY 10, 2000

"Our relatively large
exposure to energy com-
panies paid off well
throughout the period,
as rising oil prices helped
boost the price of many of
our stocks."


The Lord Abbett Series Fund -- Growth and Income Portfolio completed the first six months of its fiscal year on June 30, 2000 with aggregate net assets of $52.8 million.

A VOLATILE START TO THE NEW MILLENNIUM
Throughout 1999 and the opening months of this year, many investors were caught up in a "momentum market" whereby they bought stocks simply because the price was going up. Investors all but ignored the sustainability of corporate earnings, valuations and the implications of rising interest rates. The performance variance between stocks of "old economy" and "new economy" companies became apparent, and investors poured money into the small number of stocks that provided positive returns in the recent past. Excessively high stock prices relative to company fundamentals made it increasingly difficult to find value in many "new economy" companies, especially those involved with technology.

This pattern began to change in late March as investors seemed to wake up to the risks of "momentum" investing, and value investing once again returned to favor. However, uncertainty proliferated with respect to the ultimate economic and market impact of the Federal Reserve's interest rate initiatives. Investors reacted abruptly to economic and corporate earnings announcements as well as consumer-oriented indicators (retail sales, housing and investor confidence), many of which signaled an economic slowdown. Hope for a "soft landing" emerged, and momentum-oriented sectors, such as technology, returned to favor in June. Nevertheless, a renewed sensitivity to risk and wariness about fundamentals challenged many investors' decisions.

HOW WE POSITIONED YOUR PORTFOLIO*
At the onset of the year, our technology company stocks continued to be the shining stars in the portfolio. However, while we enjoyed the performance of many of these stocks, we had to pay close attention to accelerating valuations and, in some cases, sell off positions when stock prices appreciated to where we believed they were fully-valued. By the beginning of the second quarter, we had already significantly reduced the portfolio's weighting in technology, but our remaining exposure hurt performance during the market's late period tech selloff. We also eliminated several other "new economy" stocks in the telecommunications and media sectors due to high valuations. In exchange, we made select investments in undervalued "old economy" stocks in basic industries, utilities and financial services (especially insurance stocks) where we saw more intrinsic value.

Our relatively large exposure to energy companies paid off well throughout the period, as rising oil prices helped boost the price of many of our stocks. However, utility stocks became the new star performers, as a development in the utilities sector involving industry consolidation and the convergence of electric and gas power helped to benefit several of our holdings. Our careful stock picking and general overweighting in stocks of consumer non-cyclical companies, particularly health-care companies, also significantly buoyed performance during the period.

Our move to basic industries (paper and metals) proved to be a bit premature and worked against our performance for the period. Many of our holdings in other industries also held back overall performance, especially the stocks of companies in interest rate-sensitive sectors, such as consumer cyclicals (entertainment and retail), capital goods (industrial equipment and electronics) and transportation. Stocks of financial services companies also underperformed, but since the prospect of several Fed rate increases was already priced into their stocks, they fared better than they typically have during periods of interest rate anxiety.

OUR OUTLOOK
We do not anticipate a change in our investment strategy for the short term. However, in the longer term we may look to rebuild some of our consumer cyclical positions (retail, autos, etc.), possibly accompanied by a reduction in our energy positions when changes in economic and market conditions portend a likely reduction in oil prices. We will also look to rebuild positions in some of our "old favorites" in the technology sector as valuations and fundamentals permit. Thank you for your continued confidence in Lord Abbett Series Fund.

We look forward to helping you achieve your financial goals in the future.

* Past performance does not guarantee future results. The portfolio is actively managed and is subject to change.


-------------------------------------------------------------------------------
|              DALBAR                 Lord,  Abbett  & Co.  is  proud  to     |
|      HONORS COMMITMENT TO           announce we have  received a DALBAR     |
|            INVESTORS                award  for  providing  consistently     |
|              1999                   good service to  shareholders,  the     |
|                                     1999 Key  Honors  Award for  Mutual     |
|                                     Fund  Service.   DALBAR,  Inc.,  an     |
|                                     independent   research   firm   and     |
|                                     evaluator  of mutual fund  service,     |
|                                     presents  the  award  to  financial     |
|                                     services    firms   that    provide     |
|                                     consistently   solid   service   to     |
|                                     clients.                                |
-------------------------------------------------------------------------------

               LORD ABBETT SERIES FUND - GROWTH & INCOME PORTFOLIO

               Serving Insurance Companies and Their Clients Since 1989

Consistent Management - W. Thomas Hudson, Partner of Lord Abbett, heads the Series Fund -- Growth & Income Portfolio management team. Tom has been the lead manager of the Fund since it was established in 1989.

Consistent Results - Average Annual Return of 15.2%(1) - Lower Volatility - No Down Years(2)


                      Growth of $10,000: 12/11/89 - 6/30/00
                            Average Annual Returns(1)



                          [LINE CHART GRAPHIC OMITTED]


                       12/89     12/90     12/91     12/92    12/93     12/94   12/95     12/96    12/97    12/98    12/99   6/30/00
Value at Year End(3)  $10,070   $10,290   $13,069   $15,109  $17,347   $17,826 $23,141   $27,654  $34,361  $38,873  $45,387  $44,464
Total Returns           0.7%      2.2%      27.0%     15.6%    14.8%     2.8%    29.8%     19.5%    24.4%    12.9%    16.7%    -2.0%

(1) Reflects the percent change in net asset value for the period 12/11/89 (inception) through 6/30/00 and includes the reinvestment of all distributions.
(2)  For the period 12/11/89  (inception)  through  6/30/00,  Lord Abbett Series
     Fund - Growth and Income Portfolio had no complete calendar years of negative performance. The 101 1/42-year period above was a period of generally good performance for the equity markets. During that period, the S&P 500 Index annualized return was 17.21% in the aggregate, with dividends reinvested.
(3) Value at year end figure represents total account value, assuming the reinvestment of dividends and capital gains distributions.

THE PORTFOLIO AND PERFORMANCE
The Fund has performed well over time relative to the Morningstar Large Value Funds Category Average.

 [BAR CHART GRAPHIC OMITTED]

     The Portfolio(4)
     3 Years    -  11.3%
     5 Years    -  16.3%
     10 Years   -  15.5%

     Morningstar Large Value Funds
     Category Average(5)
     3 Years   -    8.7%
     5 Years   -   15.2%
     10 Years  -   13.4%

(4) Average annual total returns are at NAV that include the reinvestment of dividends and the effect of deducting an investment option's expenses, but do not include mortality and expense charges, any policy administrative charges or any deferred sales charges specific to any variable insurance product. Total returns would be reduced with the inclusion of variable insurance contract charges.
(5)  Source: Morningstar, Inc.

                               STATEMENT OF NET ASSETS (UNAUDITED)
                               Growth & Income Portfolio June 30, 2000

                               Investments                                                                 Shares           Value
====================================================================================================================================
Common Stocks 90.79%
====================================================================================================================================
Aerospace/Defense 2.37%        Boeing Co.                                                                   9,000      $  376,313
                               TRW, Inc.                                                                   12,000         520,500
                               United Technologies Corp.                                                    6,000         353,250
                               Total                                                                                    1,250,063
----------------------------------------------------------------------------------------------------------------------==============
Aluminum 1.81%                 Alcoa, Inc.                                                                 33,000         957,000
----------------------------------------------------------------------------------------------------------------------==============
Automotive .44%                General Motors Corp.                                                         4,000         232,250
----------------------------------------------------------------------------------------------------------------------==============
Banks: Money Center 1.75%      Chase Manhattan Corp.                                                       20,000         921,250
----------------------------------------------------------------------------------------------------------------------==============
Banks: Regional 4.17%          Bank One Corp.                                                              15,000         398,438
                               Fleet Boston Financial Corp.                                                28,000         952,000
                               Wells Fargo & Co.                                                           22,000         852,500
                               Total                                                                                    2,202,938
----------------------------------------------------------------------------------------------------------------------==============
Chemicals 2.93%                Dow Chemical Co.                                                            33,000         996,188
                               Rohm & Haas Co.                                                             16,000         552,000
                               Total                                                                                    1,548,188
----------------------------------------------------------------------------------------------------------------------==============
Communications Services .10%  *General Motors Corp. (Hughes Electronics)                                      594          52,124
----------------------------------------------------------------------------------------------------------------------==============
Communications Technology .17% *QUALCOMM, Inc.                                                              1,500          90,000
----------------------------------------------------------------------------------------------------------------------==============
Computer Services 1.74%       *Computer Sciences Corp.                                                      5,000         373,438
                               First Data Corp.                                                            11,000         545,875
                               Total                                                                                      919,313
----------------------------------------------------------------------------------------------------------------------==============
Computer: Hardware 4.30%      *Apple Computer, Inc.                                                        10,000         523,750
                               Compaq Computer Corp.                                                       24,700         631,394
                               International Business Machines Corp.                                        6,000         657,375
                              *Sun Microsystems, Inc.                                                       5,000         454,687
                               Total                                                                                    2,267,206
----------------------------------------------------------------------------------------------------------------------==============
Computer: Software 2.87%      *Cadence Design Systems, Inc.                                                33,200         676,450
                              *Oracle Corp.                                                                10,000         840,625
                               Total                                                                                    1,517,075
----------------------------------------------------------------------------------------------------------------------==============
Conglomerates 3.78%            Honeywell International, Inc.                                               25,000         842,187
                               Minnesota Mining & Manufacturing Co.                                        14,000       1,155,000
                               Total                                                                                    1,997,187
----------------------------------------------------------------------------------------------------------------------==============
Consumer Products .76%         Avon Products, Inc.                                                          9,000         400,500
----------------------------------------------------------------------------------------------------------------------==============
Drugs 4.15%                    American Home Products Corp.                                                25,000       1,468,750
                               Pharmacia Corp.                                                             14,000         723,625
                               Total                                                                                    2,192,375
----------------------------------------------------------------------------------------------------------------------==============
Electric Power 7.62%           Dominion Resources, Inc.                                                    25,000       1,071,875
                               Duke Energy Corp.                                                           17,000         958,375
                               FirstEnergy Corp.                                                           34,000         794,750
                               Reliant Energy, Inc.                                                        14,400         425,700
                               Unicom Corp.                                                                20,000         773,750
                               Total                                                                                    4,024,450
----------------------------------------------------------------------------------------------------------------------==============
Electronics:
     Semiconductor 1.30%       Texas Instruments, Inc.                                                     10,000         686,875
----------------------------------------------------------------------------------------------------------------------==============
Energy Equipment & Services    Schlumberger Ltd.                                                           15,000       1,119,375
2.73%                          Transocean Sedco Forex, Inc.                                                 6,000         320,625
                               Total                                                                                    1,440,000
----------------------------------------------------------------------------------------------------------------------==============


                                                                                                                                3


                               STATEMENT OF NET ASSETS (UNAUDITED)
                               Growth & Income Portfolio June 30, 2000

                               Investments                                                                 Shares           Value
====================================================================================================================================
Entertainment 1.54%           *Viacom, Inc.                                                                11,935      $  813,817
----------------------------------------------------------------------------------------------------------------------==============
Financial Services 1.34%       Morgan Stanley Dean Witter & Co.                                             8,500         707,625
----------------------------------------------------------------------------------------------------------------------==============
Financial: Miscellaneous 1.58% Fannie Mae                                                                  16,000         835,000
----------------------------------------------------------------------------------------------------------------------==============
Food 1.30%                     Archer-Daniels-Midland Co.                                                  70,000         686,875
----------------------------------------------------------------------------------------------------------------------==============
Health Care Services 4.42%     CIGNA Corp.                                                                  8,000         748,000
                               HCA-The Healthcare Co.                                                      24,000         729,000
                               UnitedHealth Group, Inc.                                                    10,000         857,500
                               Total                                                                                    2,334,500
----------------------------------------------------------------------------------------------------------------------==============
Hospital Supplies .52%         Baxter International, Inc.                                                  3,900          274,219
----------------------------------------------------------------------------------------------------------------------==============
Household Equipment/Products
1.04%                          Black & Decker Corp.                                                        14,000         550,375
----------------------------------------------------------------------------------------------------------------------==============
Insurance 11.39%               ACE Ltd.                                                                    45,000       1,260,000
                               AON Corp.                                                                   32,000         994,000
                               American General Corp.                                                      20,000       1,220,000
                               Jefferson-Pilot Corp.                                                       15,000         846,562
                              *MetLife, Inc.                                                               56,000       1,179,500
                               St. Paul Companies, Inc.                                                    15,000         511,875
                               Total                                                                                    6,011,937
----------------------------------------------------------------------------------------------------------------------==============
Machinery: Agriculture 1.75%   Deere & Co.                                                                 25,000         925,000
----------------------------------------------------------------------------------------------------------------------==============
Natural Gas 2.31%              Coastal Corp.                                                               20,000       1,217,500
----------------------------------------------------------------------------------------------------------------------==============
Oil 1.08%                      Tosco Corp.                                                                 20,000         566,250
----------------------------------------------------------------------------------------------------------------------==============
Oil: Integrated International  BP Amoco plc ADR                                                            23,000       1,300,938
6.59%                          Exxon Mobil Corp.                                                           15,000       1,177,500
                               Total Fina SA ADR                                                           13,000         998,562
                               Total                                                                                    3,477,000
----------------------------------------------------------------------------------------------------------------------==============
Paper and Forest
     Products 1.70%            Bowater, Inc.                                                               17,000         750,125
                               International Paper Co.                                                      4,951         147,605
                               Total                                                                                      897,730
----------------------------------------------------------------------------------------------------------------------==============
Publishing 1.67%               Dow Jones & Co., Inc.                                                       12,000         879,000
----------------------------------------------------------------------------------------------------------------------==============
Retail 1.53%                  *Consolidated Stores Corp.                                                   25,000         300,000
                              *Federated Department Stores, Inc.                                           15,000         506,250
                               Total                                                                                      806,250
----------------------------------------------------------------------------------------------------------------------==============
Steel .63%                     USX-U.S. Steel Group, Inc.                                                  18,000         334,125
----------------------------------------------------------------------------------------------------------------------==============
Supermarkets 1.37%            *Safeway, Inc.                                                               16,000         722,000
----------------------------------------------------------------------------------------------------------------------==============
Telecommunications 5.42%       AT&T Corp.                                                                  10,000         316,250
                               Alltel Corp.                                                                10,000         619,375
                               Bell Atlantic Corp.                                                         15,000         762,188
                               SBC Communications, Inc.                                                    11,000         475,750
                              *Worldcom, Inc.                                                              15,000         688,125
                               Total                                                                                    2,861,688
----------------------------------------------------------------------------------------------------------------------==============
Transportation: Miscellaneous
 .62%                           United Parcel Service, Inc.                                                  5,500         324,500
----------------------------------------------------------------------------------------------------------------------==============
                               Total Common Stocks (Cost $45,081,763)                                                  47,924,185
----------------------------------------------------------------------------------------------------------------------==============


4


                               STATEMENT OF NET ASSETS (UNAUDITED)
                               Growth & Income Portfolio June 30, 2000

                               Investments                                                                 Shares           Value
====================================================================================================================================
Convertible-Preferred Stock 1.62%
====================================================================================================================================
Communications Services .70%   Houston Industries Inc. Conv. Pfd. 7% into Time Warner                                  $  369,750
----------------------------------------------------------------------------------------------------------------------==============
Entertainment .92%             Seagram Co. Ltd. Conv. Pfd. 7.50%                                                          483,750
----------------------------------------------------------------------------------------------------------------------==============
                               Total Convertible-Preferred Stocks (Cost $728,532)                                         853,500
----------------------------------------------------------------------------------------------------------------------==============
                               Total Long-Term Investments 92.41% (Cost $45,810,295)                                   48,777,685
====================================================================================================================================
Short-Term Investments 6.45%                                                                     Principal Amount
====================================================================================================================================
                               American General Corp. 6.85% due 7/3/2000                              $1,045,000        1,045,000
                               Associates Corp. NA 6.95% due 7/3/2000                                  2,360,000        2,360,000
                               Total Short-Term Investments (Cost $3,405,000)                                           3,405,000
----------------------------------------------------------------------------------------------------------------------==============
                               Total Investments 98.86% (Cost $49,215,295)                                             52,182,685
====================================================================================================================================
Other Assets, Less Liabilities 1.14%
====================================================================================================================================
Cash                                                                                                                       98,127
------------------------------------------------------------------------------------------------------------------------------------
Receivables for:               Securities sold                                                                          3,649,864
                               Capital stock sold                                                                         285,320
                               Dividends                                                                                  121,310
                               Interest                                                                                       969
                               Total Other Assets                                                                       4,155,590
----------------------------------------------------------------------------------------------------------------------==============
Payables for:                  Securities purchased                                                                     3,533,124
                               Capital stock reacquired                                                                    11,883
                               Other                                                                                        7,526
                               Total Liabilities                                                                        3,552,533
----------------------------------------------------------------------------------------------------------------------==============
                               Total Other Assets, Less Liabilities                                                       603,057
====================================================================================================================================
Net Assets 100.00%             Equivalent to $21.71 per share; 2,431,018 shares of $.001
                               par value capital stock outstanding; 50,000,000 shares authorized)                     $52,785,742
====================================================================================================================================
                              *Non-income producing security.
                               ADR  American Depositary Receipt.
                               See Notes to Financial Statements.

                               STATEMENT OF NET ASSETS (UNAUDITED)
                               Mid-Cap Value Portfolio June 30, 2000


                               Investments                                                                  Shares           Value
====================================================================================================================================
Common Stocks 95.05%
====================================================================================================================================
Air Transportation .92%       *AMR Corp.                                                                      300         $ 7,931
----------------------------------------------------------------------------------------------------------------------==============
Apparel .28%                   V.F. Corp.                                                                     100           2,381
----------------------------------------------------------------------------------------------------------------------==============
Auto: Replacement Parts 2.77%  Genuine Parts Co.                                                              400           8,000
                               Snap-on, Inc.                                                                  600          15,975
                               Total                                                                                       23,975
----------------------------------------------------------------------------------------------------------------------==============
Chemicals 1.98%                Crompton Corp.                                                               1,400          17,150
----------------------------------------------------------------------------------------------------------------------==============
Containers 5.52%               American National Can Group, Inc.                                              800          13,500
                               Ball Corp.                                                                     600          19,313
                              *Pactiv Corp.                                                                 1,900          14,962
                               Total                                                                                       47,775
----------------------------------------------------------------------------------------------------------------------==============
Electric Power 5.03%           Constellation Energy Group                                                     300           9,769
                               Dynegy, Inc.                                                                   321          21,928
                               Reliant Energy, Inc.                                                           400          11,825
                               Total                                                                                       43,522
----------------------------------------------------------------------------------------------------------------------==============


                                                                                                                                5


                               STATEMENT OF NET ASSETS (UNAUDITED)
                               Mid-Cap Value Portfolio June 30, 2000


                               Investments                                                                  Shares           Value
====================================================================================================================================
Fertilizer 3.23%               IMC Global, Inc.                                                             1,300        $ 16,900
                               Potash Corp. of Saskatchewan, Inc.                                             200          11,038
                               Total                                                                                       27,938
----------------------------------------------------------------------------------------------------------------------==============
Financial Services 1.50%       C.I.T. Group, Inc. Class A                                                     800          13,000
----------------------------------------------------------------------------------------------------------------------==============
Food 6.89%                     Dean Foods Co.                                                                 400          12,675
                              *Del Monte Foods Co.                                                            300           2,044
                               IBP, Inc.                                                                      800          12,350
                              *Smithfield Foods, Inc.                                                         500          14,031
                               Universal Foods Corp.                                                        1,000          18,500
                               Total                                                                                       59,600
----------------------------------------------------------------------------------------------------------------------==============
Health Care Products 9.09%    *Acuson Corp.                                                                 1,200          16,200
                              *Boston Scientific Corp.                                                        700          15,356
                              *St. Jude Medical, Inc.                                                         600          27,525
                              *Varian Medical Systems, Inc.                                                   500          19,563
                               Total                                                                                       78,644
----------------------------------------------------------------------------------------------------------------------==============
Health Care Services 7.61%    *Caremark Rx, Inc.                                                            4,300          29,294
                              *Oxford Health Plans, Inc.                                                    1,100          26,194
                              *Trigon Healthcare, Inc. Class A                                                200          10,312
                               Total                                                                                       65,800
----------------------------------------------------------------------------------------------------------------------==============
Insurance 6.96%                ACE Ltd.                                                                       400          11,200
                               PartnerRe Ltd.                                                                 300          10,631
                               Transatlantic Holdings, Inc.                                                   200          16,750
                               XL Capital Ltd. Class A                                                        400          21,650
                               Total                                                                                       60,231
----------------------------------------------------------------------------------------------------------------------==============
Milling: Fruits/Grain 2.55%    Archer-Daniels-Midland Co.                                                     900           8,831
                               Corn Products International, Inc.                                              500          13,250
                               Total                                                                                       22,081
----------------------------------------------------------------------------------------------------------------------==============
Natural Gas 3.49%              EOG Resources, Inc.                                                            900          30,150
----------------------------------------------------------------------------------------------------------------------==============
Oil: Crude Producers 5.23%     Kerr-McGee Corp.                                                               400          23,575
                              *Santa Fe Snyder Corp.                                                        1,900          21,613
                               Total                                                                                       45,188
----------------------------------------------------------------------------------------------------------------------==============
Oil: Integrated Domestic 1.43% Amerada Hess Corp.                                                             200          12,350
----------------------------------------------------------------------------------------------------------------------==============
Oil: Services 6.49%            ENSCO International, Inc.                                                      400          14,325
                              *R&B Falcon Corp.                                                             1,100          25,919
                               Valero Energy Corp.                                                            500          15,875
                               Total                                                                                       56,119
----------------------------------------------------------------------------------------------------------------------==============
REIT 1.97%                     Healthcare Realty Trust, Inc.                                                1,000          17,062
----------------------------------------------------------------------------------------------------------------------==============
Restaurants 3.06%              CBRL Group, Inc.                                                             1,800          26,438
----------------------------------------------------------------------------------------------------------------------==============
Retail 5.38%                  *Consolidated Stores Corp.                                                    1,600          19,200
                               Delhaize America, Inc.                                                         500           8,844
                               J.C. Penney Co., Inc.                                                        1,000          18,437
                               Total                                                                                       46,481
----------------------------------------------------------------------------------------------------------------------==============
Synthetic Fibers 1.71%         Polymer Group, Inc.                                                          1,600          14,800
----------------------------------------------------------------------------------------------------------------------==============
Utilities: Electrical 9.09%    FirstEnergy Corp.                                                              700          16,363
                               IPALCO Enterprises, Inc.                                                       700          14,088
                              *Niagara Mohawk Holdings, Inc.                                                1,000          13,938
                               Northeast Utilities                                                            700          15,225


6


                               STATEMENT OF NET ASSETS (UNAUDITED)
                               Mid-Cap Value Portfolio June 30, 2000


                               Investments                                                                  Shares           Value
====================================================================================================================================
                               SCANA Corp.                                                                    289       $   6,971
                               TECO Energy, Inc.                                                              600          12,037
                               Total                                                                                       78,622
----------------------------------------------------------------------------------------------------------------------==============
Utilities: Gas 2.87%           Eastern Enterprises                                                            200          12,600
                               Southwest Gas Corp.                                                            700          12,250
                               Total                                                                                       24,850
----------------------------------------------------------------------------------------------------------------------==============
                               Total Investments in Common Stocks 95.05% (Cost $775,157)                                  822,088
====================================================================================================================================
Short-Term Investments 9.25%                                                                           Principal Amount
====================================================================================================================================
                               FHLMC Discount Note 6.30% due 7/3/2000 (Cost $79,971)                      $80,000          79,971
----------------------------------------------------------------------------------------------------------------------==============
                               Total Investments 104.30% (Cost $855,128)                                                  902,059
====================================================================================================================================
Other Assets, Less Liabilities (4.30)%
====================================================================================================================================
Cash                                                                                                                        8,965
------------------------------------------------------------------------------------------------------------------------------------
Receivables for:               Securities sold                                                                             86,410
                               Capital stock sold                                                                           3,398
                               Other                                                                                        3,150
                               Total Other Assets                                                                         101,923
----------------------------------------------------------------------------------------------------------------------==============
Payables for:                  Securities purchased                                                                       139,077
----------------------------------------------------------------------------------------------------------------------==============
                               Total Other Assets, Less Liabilities                                                       (37,154)
Net Assets 100.00%             (Equivalent to $11.65 per share; 74,226 shares of $.001 par value capital stock outstanding;
50,000,000 shares authorized)                                                                                            $864,905
====================================================================================================================================

                              *Non-income producing security.
                               REIT  Real Estate Investment Trust.
                               See Notes to Financial Statements.


                               STATEMENT OF NET ASSETS (UNAUDITED)
                               International Portfolio June 30, 2000


                               Investments                                                         Currency      Shares      U.S. $
                                                                                                                              Value
====================================================================================================================================
Common Stocks and Warrants 76.68%
====================================================================================================================================
Australia 2.40%               *Novogen Ltd.                                                       AUD      10,000        $ 23,894
------------------------------------------------------------------------------------------------------------------------------------
Canada 5.75%                  *Ballard Power Systems, Inc.                                        CAD         400          36,231
                              *Burntsand, Inc.                                                    CAD       3,000          13,688
                              *EcomPark, Inc.                                                     CAD      10,000           7,233
                               Total                                                                                       57,152
------------------------------------------------------------------------------------------------------------------------------------
France 10.25%                  Alcatel                                                            EUR         600          39,344
                               Cap Gemini SA                                                      EUR         100          17,611
                              *Guillemot Corp.                                                    EUR         400          21,190
                              *UBI Soft Entertainment SA  Warrants expiring 2002                  EUR          20             716
                              *UBI Soft Entertainment SA                                          EUR         600          22,965
                               Total                                                                                      101,826
------------------------------------------------------------------------------------------------------------------------------------
Germany 18.10%                 CeWe Color Holding AG                                              EUR         880          19,873
                              *LHS Group, Inc.                                                    EUR         500          17,706
                               Marschollek Laut Und Part AG                                       EUR          65          32,510
                               MobilCom AG                                                        EUR         175          17,489
                               SAP AG                                                             EUR         150          22,407
                               SKW Trostberg AG                                                   EUR       2,000          12,122
                              *Vectron Systems AG                                                 EUR         400          17,945


                                                                                                                                7


                               STATEMENT OF NET ASSETS (UNAUDITED)
                               International Portfolio June 30, 2000

                               Investments                                                         Currency      Shares      U.S. $
                                                                                                                              Value
====================================================================================================================================
                               Vossloh AG                                                         EUR       1,600        $ 26,115
                              *W.E.T. Automotive Systems AG                                       EUR         400          13,745
                               Total                                                                                      179,912
------------------------------------------------------------------------------------------------------------------------------------
Japan 17.06%                   Asahi Chemical Industry Co., Ltd.                                  JPY       3,000          21,197
                               Colin Corp.                                                        JPY         100           9,609
                               Honda Tsushin Kogyo Co., Ltd.                                      JPY         300          13,990
                               Japan Asia Investment Co., Ltd                                     JPY       2,000          15,074
                               Katokichi Co., Ltd.                                                JPY       1,000          25,296
                               Nomura Securities Co., Ltd.                                        JPY       1,000          24,448
                               Omron Corp.                                                        JPY         700          18,993
                               Park24 Co., Ltd.                                                   JPY         200          25,079
                               Toyoda Gosei Co., Ltd.                                             JPY         250          15,851
                               Total                                                                                      169,537
------------------------------------------------------------------------------------------------------------------------------------
Netherlands 1.55%              Getronics NV                                                       EUR       1,000          15,415
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom 21.57%          Ashtead Group plc                                                  GBP      10,000          14,522
                               DBS Management plc                                                 GBP       5,000          13,387
                               First Technology plc                                               GBP       2,750          22,256
                              *gameplay.com plc                                                   GBP       4,000          15,430
                               Hays plc                                                           GBP       4,000          22,297
                               Jarvis plc                                                         GBP       7,500          20,421
                               London Bridge Software Holdings plc                                GBP       2,250          16,678
                               Mayflower Corp. plc                                                GBP       7,500          16,224
                              *NXT plc                                                            GBP       1,500          23,371
                               Pilkington plc                                                     GBP      20,703          29,438
                               Trifast plc                                                        GBP       1,250          20,350
                               Total                                                                                      214,374
                               -----------------------------------------------------------------------------------------------------
                               Total Common Stocks and Warrants 76.68% (Cost $729,773)                                    762,110
====================================================================================================================================
Short-Term Investments 15.08%                                                                    Principal Amount
====================================================================================================================================
                               FHLMC Discount Note 6.57% due 7/3/2000 (Cost $149,945)              USD  $149,945          149,945
                               -----------------------------------------------------------------------------------------------------
                               Total Investments 91.76% (Cost $879,718)                                                   912,055
====================================================================================================================================
Other Assets, Less Liabilities 8.24%
====================================================================================================================================
Cash                                                                                                                       10,051
------------------------------------------------------------------------------------------------------------------------------------
Receivable for:                Securities sold                                                                            240,001
                               Capital stock sold                                                                          62,810
                               Dividends                                                                                    2,985
                               Other                                                                                        5,905
                               Total Other Assets                                                                         321,752
------------------------------------------------------------------------------------------------------------------------------------
Payable for:                   Securities purchased                                                                       239,875
------------------------------------------------------------------------------------------------------------------------------------
                               Total Other Assets, Less Liabilities                                                        81,877
====================================================================================================================================
Net Assets 100.00%             (Equivalent to $11.50 per share; 86,412 shares of $.001
                                par value capital stock outstanding; 50,000,000 shares authorized)                       $993,932
====================================================================================================================================

                              *Non-income producing security.
                               See Notes to Financial Statements.

8


                  STATEMENTS OF OPERATIONS (UNAUDITED)

         Six Months Ended June 30, 2000

                                                                              -----------------------------------------------------
                                                                              Growth & Income     Mid-Cap Value     International
Investment Income                                                                   Portfolio         Portfolio         Portfolio
===================================================================================================================================
Income        Dividends                                                             $ 421,002           $ 4,711          $  5,735
              Interest                                                                 61,156             1,164             1,872
              Foreign taxes withheld                                                   (1,001)                -              (475)
              Total income                                                            481,157             5,875             7,132
-----------------------------------------------------------------------------------------------------------------------------------
Expenses      Management fee                                                          115,501             2,418             4,162
              Management fee waived                                                         -            (2,418)            (4,162)
              Shareholder servicing                                                    36,593               408                408
              Professional                                                             14,590             2,573             1,791
              Reports to shareholders                                                   8,155               136               136
              Other                                                                     3,363             1,632             4,578

              Total expenses before reimbursements                                    178,202             4,749             6,913
              ---------------------------------------------------------------------------------------------------------------------
              Expense reimbursements                                                        -            (4,749)           (6,913)
              ---------------------------------------------------------------------------------------------------------------------
              Net expenses                                                            178,202                 -                 -
              ---------------------------------------------------------------------------------------------------------------------
              Net investment income                                                   302,955             5,875             7,132
              ---------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
===================================================================================================================================
Net realized gain (loss) from investment transactions                                (459,248)           53,621             7,184
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                  (375,503)           42,570           (63,994)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                               (834,751)           96,191           (56,810)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting From Operations                     $(531,796)         $102,066          $(49,678)
===================================================================================================================================

         See Notes to Financial Statements.




                                                                                                                                  9


         STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                          Sept 15,     Sept 15,
                                                                                                          1999* to     1999* to
                                                                                          Year Ended      Dec. 31,     Dec. 31,
                                             Six Months Ended June 30, 2000 (unaudited)   Dec. 31, 1999    1999         1999
---------------------------------------------------------------------------------------   -------------  ---------    ------------
                                                   Growth &    Mid-Cap                       Growth &     Mid-Cap
                                                    Income      Value    International        Income       Value      International
Increase (Decrease) in Net Assets                  Portfolio   Portfolio    Portfolio        Portfolio   Portfolio       Portfolio
=======================================================================================   =============  =========    ============
Operations    Net investment income               $  302,955     $ 5,875      $ 7,132     $    653,788     $ 2,492         $ 1,489
              Net realized gain (loss)from
              investment transactions               (459,248)     53,621        7,184      153,506,849      (9,558)         51,600
              Net change in
              unrealized appreciation
              (depreciation) of investments         (375,503)     42,570      (63,994)    (118,506,201)      4,361          96,331
              Net increase (decrease)
              in net assets
              resulting from operations             (531,796)    102,066      (49,678)      35,654,436      (2,705)        149,420
              --------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
              Net investment income                       -           -            -          (606,447)     (2,455)         (1,461)
              Net realized gain from
              investment transactions                     -           -            -        (2,143,412)         -          (52,431)
              Total Distributions                         -           -            -        (2,749,859)     (2,455)        (53,892)
              --------------------------------------------------------------------------------------------------------------------
Capital share transactions:
              Net proceeds from sales of shares   20,610,574     279,524      397,326       30,453,087     534,471         513,766
              Net asset value of shares issued
              in reinvestments of dividends                -           -            -        2,749,859       2,455          53,887
              Total                               20,610,574     279,524      397,326       33,202,946     536,926         567,653
              --------------------------------------------------------------------------------------------------------------------
              Cost of shares reacquired           (3,484,685)    (48,423)     (16,885)    (592,834,481)        (28)            (12)
              --------------------------------------------------------------------------------------------------------------------
              Redemption in kind                          -           -            -      (151,355,638)         -               -
              --------------------------------------------------------------------------------------------------------------------
              Increase (decrease) in
              net assets derived
              from capital share transactions     17,125,889     231,101      380,441     (710,987,173)    536,898         567,641
              --------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                 16,594,093     333,167      330,763     (678,082,596)    531,738         663,169
----------------------------------------------------------------------------------------------------------------------------------
Net Assets    Beginning of period                 36,191,649     531,738      663,169      714,274,245          -                -
              --------------------------------------------------------------------------------------------------------------------
              End of period+                     $52,785,742    $864,905     $993,932    $  36,191,649    $531,738        $663,169
              ====================================================================================================================
          *    Commencement of operations.
          +    Including   undistributed   (distribution   in  excess   of)  net
               investment income of $240,405,  $5,912 and $7,160,  respectively, as of June 30, 2000, and $(62,550), $37 and $28, respectively, as of December 31, 1999.
               See Notes to Financial Statements.


10


      FINANCIAL HIGHLIGHTS

                                                                                                         Growth and Income Portfolio
                                         -------------------------------------------------------------------------------------------
                                         Six Months Ended
                                            June 30, 2000                                                    Year Ended December 31,
Per Share Operating Performance:              (unaudited)          1999           1998            1997           1996         1995
====================================================================================================================================
Net asset value, beginning of period            $22.16           $20.649          $19.510         $17.022       $15.241      $12.710
------------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income                        .15(a)           .52(a)           .360(a)         .393(a)       .408         .459
      Net realized and unrealized gain
       (loss) on investments                      (.60)            2.90             2.149           3.755         2.563        3.332
      Total from investment operations            (.45)            3.42             2.509           4.148         2.971        3.791
      ------------------------------------------------------------------------------------------------------------------------------
      Dividends and distributions
      Dividends from net investment income           -             (.42)            (.325)          (.34)         (.36)        (.36)
      Distributions from net realized gain           -            (1.49)           (1.045)         (1.32)         (.83)        (.90)
      Total dividends and distributions              -            (1.91)           (1.37)          (1.66)        (1.19)       (1.26)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $21.71           $22.16           $20.649         $19.510       $17.022      $15.241
------------------------------------------------------------------------------------------------------------------------------------
Total Return(d)                                  (2.03)%(b)       16.74%           12.82%          24.34%        19.49%       29.82%
====================================================================================================================================
Ratios to Average Net Assets:
Expenses                                           .40%(b)          .87%             .51%            .52%          .52%         .52%
Net investment income                              .68%(b)         2.15%            1.78%           2.02%         2.32%        2.91%
====================================================================================================================================
Supplemental Data:
====================================================================================================================================
Net assets, end of period (000)                 $52,786          $36,192         $714,274        $512,438      $303,982     $193,575
Portfolio turnover rate                          22.50%          188.35%           76.62%          43.09%        48.93%       70.30%
====================================================================================================================================


                                                                     Mid-Cap Value Portfolio               International Portfolio
                                                          -----------------------------------   ----------------------------------
                                                            Six Months        September 15,          Six Months     September 15,
                                                           Ended June 30,      1999(c) to           Ended June 30,   1999(c) to
                                                               2000            December                2000           December
Per Share Operating Performance:                           (unaudited)          31, 1999            (unaudited)       31, 1999
==========================================================================================   ====================================
Net asset value, beginning of period                            $9.87           $10.00             $11.86           $10.00
------------------------------------------------------------------------------------------   ------------------------------------
      Income from investment operations
      Net investment income(a)                                    .10              .05                .11              .03
      Net realized and unrealized gain (loss) on investments     1.68             (.13)              (.47)            2.88
      Total from investment operations                           1.78             (.08)              (.36)            2.91
------------------------------------------------------------------------------------------   ------------------------------------
      Dividends and distributions
      Dividends from net investment income                          -             (.05)               -               (.03)
      Distributions from net realized gain                          -                -                -              (1.02)
      Total dividends and distributions                             -             (.05)               -              (1.05)
------------------------------------------------------------------------------------------   ------------------------------------
Net asset value, end of period                                 $11.65            $9.87             $11.50           $11.86
---------------------------------------------------------------------------------------------------------------------------------
Total Return(b)(d)                                              18.03%            (.82)%            (3.04)%          29.39%
=================================================================================================================================
Ratios to Average Net Assets(b):
Expense, including waiver and reimbursements                      .00%             .00%               .00%             .00%
Expense, excluding waiver and reimbursements                     1.11%            1.09%              1.33%            1.53%
Net investment income                                             .91%             .51%               .86%             .27%
=================================================================================================================================
Supplemental Data:
=================================================================================================================================
Net assets, end of period (000)                                  $865            $532                $994             $663
Portfolio turnover rate                                         47.80%           22.92%             11.30%           38.29%
=================================================================================================================================
    (a)  Calculated using average shares outstanding during the period.
    (b)  Not annualized.
    (c)  Commencement of operations.
    (d)  Total return assumes the reinvestment of all distributions.
         See Notes to Financial Statements.



                                                                                                                              11

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

Lord  Abbett  Series  Fund,  Inc.  (the  "Company")  is an  open-end  management investment company incorporated under Maryland law on August 28, 1989. The Company currently consists of three active portfolios-Growth and Income Portfolio, Mid-Cap Value Portfolio and International Portfolio ("Series"). Each Series is diversified as defined under the Investment Company Act of 1940. Growth and Income Portfolio began operations on December 11, 1989. Mid-Cap Value Portfolio and International Portfolio commenced operations on September 15, 1999. Shares of each Series are currently issued and redeemed only in connection with investment in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Company:

(a) Securities are valued as follows: Portfolio securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and asked prices on such exchange. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices, except that securities admitted to trading on the NASDAQ (National Association of Securities Dealers and Quotations) National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities, for which market quotations are not available, are valued at fair value under procedures approved by the Board of Directors. Short-term securities maturing in 60 days or less, are valued at amortized cost which approximates market value. (b) Transactions denominated in foreign currencies are recorded in the Company's records at the rate prevailing when earned or incurred. Asset and liability accounts, denominated in foreign currencies, are adjusted to reflect current exchange rates.

(c) It is the policy of the Company to meet the requirements of the Internal Revenue Code, applicable to regulated investment companies, and to distribute all of its taxable income. Therefore, no federal income tax provision is required.

(d) Investment transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

2. Management Fee and Other Transactions with Affiliates
The Company has a management agreement with Lord Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration fees of officers, provides office space and pays for ordinary and necessary office and clerical expenses pertaining to research and statistical work. The management fee paid to Lord Abbett is based on average daily net assets at an annual rate of .50% for the Growth and Income Portfolio, .75% for Mid-Cap Value Portfolio and 1.00% for International Portfolio. Lord Abbett waived its fees for Mid-Cap Value Portfolio and International Portfolio for the period ended June 30, 2000. On June 30, 2000, the management fee payable was $20,152 for Growth and Income Portfolio. Certain Company Officers and Directors have an interest in Lord Abbett. Lord Abbett has entered into a sub-investment management agreement with Fuji-Lord Abbett International, Ltd. ("sub-adviser"). Lord Abbett is a minority owner of the sub-adviser. The sub-adviser furnishes investment advisory services in connection with the management of the International Portfolio. Lord Abbett pays for the cost of the sub-adviser's services.

The Growth and Income Portfolio has service agreements, permiting it to make payments under certain circumstances to insurance companies at the annual rate of .25% of the average daily net asset value of shares of the Series attributable to the insurance companies' variable annuity contract owners. Amounts accrued under these agreements are included under the caption "shareholder servicing" in the statement of operations.

3. Distributions
Distributions from net investment income and net realized gain from investment transactions, if any, are declared annually. Undistributed net realized capital gain (loss) as of June 30, 2000 for financial statement purposes, aggregated $(272,713) for the Growth and Income Portfolio, $44,063 for the Mid-Cap Value Portfolio and $6,353 for the International Portfolio.

Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from methods used to determine the corresponding income and capital gain amounts in accordance with generally accepted accounting principles.

4. Capital
Transactions in shares of capital stock were as follows:


                                                  Six Months Ended June 30, 2000
--------------------------------------------------------------------------------
               Growth and Income      Mid-Cap Value    International
                       Portfolio          Portfolio         Portfolio
--------------------------------------------------------------------------------
Sales of shares       960,220             24,543            31,888
Shares issued to
shareholders in
reinvestment of
dividends and
distributions               -                  -                 -
Total                 960,220             24,543            31,888
--------------------------------------------------------------------------------
Shares reacquired    (162,099)            (4,211)           (1,393)
Increase              798,121             20,332            30,495
--------------------------------------------------------------------------------



                  Year Ended  September 15, 1999*  September 15, 1999*  December
            31, 1999to December 31, 1999 to December 31, 1999
--------------------------------------------------------------------------------
                  Growth and Income   Mid-Cap Value    International
                          Portfolio       Portfolio         Portfolio
--------------------------------------------------------------------------------
Sales of shares         1,354,299         53,641            51,252
Shares issued to
shareholders in
reinvestment of
dividends and
distributions             126,722            256             4,666
Total                   1,481,021         53,897            55,918
--------------------------------------------------------------------------------
Shares reacquire         (152,251)            (3)               (1)
Redemption in kind     (34,287,022)             -                 -
Increase (decrease)    (32,958,252)       53,894            55,917
--------------------------------------------------------------------------------

*Commencement of operations.

As of June 30, 2000, paid-in-capital aggregated $49,850,660 for the Growth and Income Portfolio, $767,999 for the Mid-Cap Value Portfolio and, $948,082 for the International Portfolio.

5. Purchases and Sales of Securities
Purchases and sales of investment securities (other than short-term investments and redemption in kind in Growth and Income Portfolio) for the period ended June 30, 2000 were as follows:

Series                                  Purchases            Sales
--------------------------------------------------------------------------------
Growth and Income Portfolio           $25,309,105       $9,563,913
--------------------------------------------------------------------------------
Mid-Cap Value Portfolio               $   515,391       $  281,119
--------------------------------------------------------------------------------
International Portfolio                $  262,866       $   83,450
--------------------------------------------------------------------------------

As of June 30, 2000, net unrealized appreciation, gross unrealized appreciation and gross unrealized depreciation of invest ments based on cost for federal income tax purposes were as follows:

                            Net Unrealized     Unrealized    Unrealized
Series                        Appreciation   Appreciation  Depreciation
--------------------------------------------------------------------------------
Growth and Income Portfolio     $2,967,390     $6,015,703   $(3,048,313)
--------------------------------------------------------------------------------
Mid-Cap Value Portfolio          $  46,931     $   93,366   $   (46,435)
--------------------------------------------------------------------------------
International Portfolio           $ 32,337     $  139,530   $  (107,193)
--------------------------------------------------------------------------------

For federal income tax purposes, the identified cost of investments as of June 30, 2000 was substantially the same as the cost for financial reporting purposes.

6. Directors' Remuneration
Directors and Officers of the Company associated with Lord Abbett receive no compensation from the Company for acting as such. Outside Directors' fees and retirement costs are allocated among all Funds in the Lord Abbett group based on the net assets of each Fund. Directors' fees, payable as of June 30, 2000 under a deferred compensation plan, were $35,221.

7. Redemption In Kind
On January 8, 1999, the Growth and Income Portfolio incurred a redemption in kind from a shareholder (insurance company separate account) in the amount of 34,287,022 shares. A redemption in kind occurs when a shareholder account is redeemed with portfolio securities in lieu of cash. The unrealized appreciation related to the securities transferred in kind totaled $151,355,638 and is included in capital activity in the Statements of Changes in Net Assets.

Copyright(C)2000 by Lord Abbett Growth and Income Series, Inc., 90 Hudson Street, Jersey City, NJ 07302-3973
This publication, when not used for the general information of shareholders of Lord Abbett Growth and Income Series, Inc., is to be distributed only if preceded or accom panied by a current prospectus which includes information concerning the Fun d's investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass. All rights reserved. Printed in the U.S.A.

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For Shareholder Account or Statement
Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-Hour Automated Shareholder
Service Line: 800-865-7582
Visit Our Web Site:
www.lordabbett.com




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Lord Abbett mutual fund shares are distributed by:
LORD ABBETT DISTRBUTOR LLC
--------------------------------------------------
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